[LOGO] Merrill Lynch    Investment Managers

Annual Report

December 31, 2001

Merrill Lynch
World Income
Fund, Inc.

www.mlim.ml.com

                      MERRILL LYNCH WORLD INCOME FUND, INC.

Portfolio Information as of December 31, 2001 (unaudited)

The quality ratings* of securities in the Fund as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                  Long-Term Investments
--------------------------------------------------------------------------------
A/A ....................................................................    0.8%
BBB/Baa ................................................................    4.7
BB/Ba ..................................................................   50.7
B/B ....................................................................   22.3
CCC/Caa or Lower .......................................................    8.3
NR (Not Rated) .........................................................   13.2
--------------------------------------------------------------------------------
* In cases where bonds are rated differently by Standard & Poor's Corp. and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.

                                                                      Percent of
Ten Largest Countries                                               Market Value
--------------------------------------------------------------------------------
United States ..........................................................   53.8%
Mexico .................................................................   11.2
Brazil .................................................................    8.3
Russia .................................................................    7.9
United Kingdom .........................................................    3.1
Turkey .................................................................    3.1
Luxembourg .............................................................    2.0
Venezuela ..............................................................    1.4
China ..................................................................    1.2
Canada .................................................................    1.1
--------------------------------------------------------------------------------

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

The year 2001 produced generally disappointing results for the financial markets. In response to a softer economy, the Federal Reserve Board began reducing interest rates in early January 2001. There were 11 different moves by the Federal Reserve Board over the course of the year, which cumulatively lowered short-term interest rates by 4.5%. At 2%, the Federal Funds rate at year end was the lowest since 1961. The Federal Reserve Board's countercyclical actions proved quite timely in retrospect. In December, the National Bureau of Economic Research determined that the US economy was in a recession that commenced in March.

However, the year will be remembered primarily for the terrorist attacks on the World Trade Center and the Pentagon. While galvanizing and unifying the United States, these acts accentuated the economy's already weak condition. Business and consumers retrenched giving the economy an additional nudge lower. Corporate profits were severely impacted resulting in deeper declines in earnings per share than had been anticipated. Thus, the negative returns posted by stock market averages were no surprise. Bond market fundamentals unfolded in an extraordinarily positive fashion. The decline in short-term interest rates was a strong positive for fixed-income securities. In addition, inflation trended lower all year with leading indicators of inflation suggesting that this trend would remain in place. Remarkably, however, the US Government and high-grade corporate markets seem generally to have discounted these positives. The 10-year US Treasury note returned a meager +4.3% in 2001.

In the high-yield market, credit problems proved a significant factor in dampening returns. The telecommunications sector, which, broadly defined, composed some 20% of the universe at the beginning of 2001, was devastated. Telecommunications businesses involved in transmission experienced disappointing revenues and soft pricing. Many were in the build-out stage and thus required continuing access to financial markets. When confidence collapsed, these businesses became insolvent. Businesses such as PSINet, Inc., Global Crossing Ltd., XO Communications, Inc., and McLeodUSA, Inc., were large issuers of high-yield bonds.

Wireless telecommunications underperformed although business fundamentals remained generally strong. Bond price weakness in this area may have been caused by continuing heavy supply and the desire of investors to reduce exposure in the sector. Fallen angels in telecommunications, such as Lucent Technologies Inc., were downgraded to below investment-grade status. A broad range of cyclical issuers experienced credit deterioration with metals, paper and chemicals all under pressure. However, most cyclicals have remained solvent because of underlying balance sheet and liquidity strength or a niche business, and much of the high-yield universe performed well. Strong areas included cable, gaming, health care, energy, and media, all of which produced double-digit returns, allowing the unmanaged Credit Suisse First Boston (CSFB) High Yield Index to return +5.8% for the year.

Emerging markets were strong with the conspicuous exception of Argentina. Because of the total collapse of Argentina's fiscal policy and monetary system, bond markets in that country collapsed. The Argentina bond component of the JP Morgan Emerging Market Bond Index Plus (EMBI+) (an Index made up of US dollar-denominated sovereign debt issues) declined 66.9% for the year and Argentina was in default at year end. Most of the other countries within the Index produced strong positive performance with two heavily weighted countries, Russia and Mexico, returning +55.8% and +14.2%, respectively. Even Brazil, a major trading partner of Argentina, which many forecast would be adversely affected by its neighbor, produced a +7.2% return. Because Argentina (with the bulk of its government debt denominated in US dollars) was a large component of the Index, the total return of the EMBI+ for the year was -0.79%.

Merrill Lynch World Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares had returns of +5.43%, +4.79%, +4.55% and +5.16%, respectively, for the year ended December 31, 2001, outperforming the +3.92% return of our unmanaged composite benchmark, which consists 70% of the CSFB High Yield Index and 30% of the JP Morgan EMBI+. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5-7 of this report to shareholders.) Our asset allocation was more in the range of 55%-60% in high-yield issues, 30% in emerging market sovereigns and 10%-15% in emerging market corporates throughout the year. Our consistent underweighting of Argentina provided the most significant impact on performance. Overweighting Mexico and Russia and moderately underweighting Brazil also contributed to the positive performance. The quality profile of the high-yield portion of the portfolio also aided results. In addition, the quality composition of the Fund was higher than the benchmark.

Outlook for 2002

Most forecasts call for the economy to begin growing around the middle of the year, although there is disagreement about the vigor of the recovery. We favor the below-average recovery scenario. Nevertheless, our outlook for the coming year is optimistic. However, we acknowledge several negative factors:

o Earnings disappointments will likely be met with severe market reaction. Thus, credit quality remains important. Default rates are expected to remain high. Moody's Investors Service is forecasting 11% default rates in 2002.

o Bank lending practices should remain stringent for most of the year. Companies that might have experienced forbearance in other years may be forced into bankruptcy.

o Access to capital markets for marginal companies is likely to be restricted. This means that weak companies will be unable to raise funds in the debt or equity markets to repair balance sheets.

The positive factors that underpin our outlook include the following:

o Problem areas of the high-yield market appear to already discount the worst. There are few optimists left on weak credits so problem issues are already trading at distressed levels. Sound credits across the quality spectrum are inexpensive relative to historic benchmarks.

o The market will discount the economic recovery long before the numbers support this view. Already the improved trend in equities may be reflecting recovery. Over the past eight cycles, the stock market has anticipated recovery by an average of three months-four months. We believe a broad-based rally in the high-yield market will take its cue from the stock market.

o At this time, the quality of new issues is quite good and pricing is attractive. We believe this trend will likely stay in place all year.

o Liquidity conditions are extremely positive for high-yield bonds. At year end, short-term interest rates were about 2% and seem likely to stay low for some time, thus encouraging investment in higher-yielding bonds. The economic consensus for inflation is in the 1%-2% range. The current level of interest rates and the positive inflation outlook will attract interest in bonds.

o By historic standards, stock market valuation is quite full. US Treasury bonds are less than compelling. For these reasons, we believe that strategists will look favorably on corporate bonds in general and high yield in particular as the latter is regarded as being the most undervalued.

With the exception of Argentina, most other emerging market countries have positive economic fundamentals. Mexico and Russia stand out as improving credits. Brazil has decoupled from Argentina. While underperforming early in 2001, Brazilian bonds performed well later in the year.

o Technical factors suggesting reduced Latin American issuance and growing demand for fixed-income securities from crossover and local emerging markets investors and pension funds should provide a strong support for bond prices. However, in the shorter term, returns are subject to a higher degree of volatility, as the later stages of the Argentine crisis may reach an unforeseen intensity, shaking the growing confidence in the asset class. We expect that price weakness will be temporary as market behavior is already supporting the contention that some countries will play a safe-haven role, namely Mexico


                                      2 & 3

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

and Eastern Europe. It is also likely that the International Monetary Fund (IMF) will deploy in Latin America some of the financing facilities instituted in the wake of the 1998 Russian crisis and designed to limit financial contagion risk. These facilities have been made available to Brazil recently, and may be extended to key credits such as Mexico and other countries in good IMF standing.

Portfolio Strategy

Our outlook is positive in both the emerging markets and the high-yield sector. At year end, we favored emerging markets over US high-yield issues because of relatively attractive value in selected, less liquid corporates domiciled in emerging market countries. The broad asset structure was 60% in US high-yield issues, 30% in emerging market sovereigns, and 10% in emerging market corporates. Other components of our strategy are as follows:

o As we believe there is considerable price appreciation potential, we favor longer maturities, good call protection on discounts to par.

o We believe that the market is attractive across the quality spectrum and believe quality structure weightings in line with the market are appropriate. We would also include BBB-rated issues when priced attractively.

o Industry sectors that we find attractive include health care, chemicals, energy, selected airlines, cable, wireless telecommunications, and utilities. We would continue to underweight autos, housing, financials and fixed telecommunications. There are compelling opportunities in distressed issues. The volume of distressed issues has overwhelmed investors in this niche creating opportunity for those equipped for it.

o Within our emerging market assets, we are overweighting Mexico and Russia, and underweighting Brazil. Argentina is in default and has become a negligible component of our strategy. The weighting of Argentina in the EMBI+ has shrunk from 22.61% at January 1, 2001 to 2.63% at December 31, 2001.

In Conclusion

We thank you for your investment in Merrill Lynch World Income Fund, Inc., and we look forward to reviewing our strategy and outlook with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Vincent T. Lathbury

Vincent T. Lathbury, III
Senior Vice President and
Co-Portfolio Manager


/s/ Romualdo Roldan

Romualdo Roldan
Vice President and
Co-Portfolio Manager

February 8, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                              Ten Years/
                                                           6-Month          12-Month       Since Inception
As of December 31, 2001                                 Total Return      Total Return       Total Return
==========================================================================================================
MLWorld Income Fund, Inc. Class A Shares                    -0.73%            +5.43%           +44.33%
----------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class B Shares                    -1.12             +4.79            +33.67
----------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class C Shares                    -1.32             +4.55            +15.72
----------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class D Shares                    -0.86             +5.16            +20.70
==========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A Shares & Class B Shares and from 10/21/94 for Class C & Class D Shares.


                                     4 & 5

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A & Class B Shares compared to growth of an investment in the ML US Treasury/Agency 1-10 Years Index & the Composite Index. Values are from December 1991 to December 2001.

                                 12/91    12/92    12/93    12/94    12/95    12/96    12/97    12/98    12/99    12/00     12/01
ML World Income Fund, Inc.+--
Class A Shares*                  $ 9,600  $10,190  $11,629  $11,158  $12,871  $14,298  $15,177  $11,621  $13,010  $13,143   $13,857
ML World Income Fund, Inc.+--
Class B Shares*                  $10,000  $10,534  $11,932  $11,347  $13,005  $14,338  $15,104  $11,456  $12,747  $12,756   $13,367
ML US Treasury/Agency
1-10 Years Index++               $10,000  $10,694  $11,571  $11,385  $13,042  $13,563  $14,616  $15,860  $15,954  $17,603   $19,076
Composite Index+++               $10,000  $11,143  $12,584  $11,786  $14,195  $17,045  $19,256  $19,882  $21,838  $21,998   $22,860

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the ML US Treasury/Agency 1-10 Years Index and the Composite Index. Values are from October 21, 1994 to December 2001.

                                    10/21/94**    12/94     12/95     12/96     12/97     12/98   12/99     12/00      12/01
ML World Income Fund, Inc.+--
Class C Shares*                     $10,000       $9,880    $11,301   $12,453   $13,111   $9,950  $11,048   $11,068    $11,572
ML World Income Fund, Inc.+--
Class D Shares*                     $ 9,600       $9,496    $10,926   $12,108   $12,820   $9,775  $10,934   $11,018    $11,587

                                    10/31/94**    12/94     12/95     12/96     12/97     12/98    12/99    12/00      12/01
ML US Treasury/Agency
1-10 Years Index++                  $10,000       $ 9,987   $11,440   $11,897   $12,821   $13,912  $13,995  $15,441    $16,733
Composite Index+++                  $10,000       $10,000   $11,798   $14,167   $16,005   $16,525  $18,151  $18,284    $19,000

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML World Income Fund, Inc. invests in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units.
 ++ This unmanaged Index is comprised of intermediate-term Government bonds maturing in one to ten years. The starting date for the Index in the Class C and Class D Shares' graph is from 10/31/94.
+++ This unmanaged Index is comprised 70% of the Credit Suisse First Boston High-Yield Index (an Index of high-yield debt securities rated BBB or lower) and 30% of the JP Morgan Emerging Bond Index Plus (an Index that tracks the total returns for traded external debt instruments in the emerging markets. The starting date for the Index in the Class C and Class D Shares' graph is from 10/31/94.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares+*
================================================================================
One Year Ended 12/31/01                            +5.43%             +1.21%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          -0.63              -1.43
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                           +3.74              +3.32
--------------------------------------------------------------------------------
 + Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/01                                +4.79%          +1.01%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                              -1.39           -1.39
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                               +2.94           +2.94
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/01                                +4.55%           +3.61%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                              -1.46            -1.46
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01                  +2.05            +2.05
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/01                           +5.16%               +0.95%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         -0.87                -1.68
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01             +2.65                +2.07
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.


                                     6 & 7

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Face                                                                          Percent of
AFRICA            Industries               Amount                 Fixed-Income Investments                         Value  Net Assets
====================================================================================================================================
Nigeria           Foreign               US$ 750,000   Central Bank of Nigeria 'WW', Par, 6.25% due
                  Government                          11/15/2020++                                             $   507,150      0.4%
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Nigeria                    507,150      0.4

====================================================================================================================================
                                          Shares
                                           Held                          Warrants
====================================================================================================================================
Nigeria           Energy                        750   Nigeria Oil (Warrants) (a)                                         0      0.0
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in African Securities
                                                      (Cost--$472,350)                                             507,150      0.4

====================================================================================================================================
                                              Face
EUROPE                                       Amount               Fixed-Income Investments
====================================================================================================================================
Bulgaria          Foreign                             Republic of Bulgaria Series A (b)++:
                  Government            US$ 850,000     4.563% due 7/28/2024                                       754,375      0.5
                  Obligations               450,000     Front-Loaded Interest Rate Reduction Bonds, 4.563%
                                                        due 7/28/2012                                              405,563      0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Bulgaria                 1,159,938      0.8
====================================================================================================================================
Luxembourg        Wireless                4,000,000   Millicom International Cellular, 13.50% due 6/01/2006      2,640,000      1.9
                  Communications
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Luxembourg               2,640,000      1.9
====================================================================================================================================
Netherlands       Cable--                 2,500,000   United Pan-Europe Communications, 11.25% due 11/01/2009      325,000      0.2
                  International
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the Netherlands            325,000      0.2
====================================================================================================================================
Russia            Foreign                             Russian Federation Bonds:
                  Government              3,200,000     8.75% due 7/24/2005                                      3,152,000      2.3
                  Obligations            12,900,000     (Regulation S), 5%* due 3/31/2030                        7,482,000      5.4
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Russia                  10,634,000      7.7
====================================================================================================================================
Turkey            Foreign                 1,000,000   Export Credit Bank of Turkey, 11.50% due 2/25/2005         1,010,000      0.7
                  Government              3,200,000   Republic of Turkey, 11.875% due 1/15/2030                  3,088,000      2.2
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Turkey                   4,098,000      2.9
====================================================================================================================================
Ukraine           Foreign                   959,740   Ukraine Government Bonds, 11% due 3/15/2007                  914,152      0.7
                  Government
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the Ukraine                914,152      0.7
====================================================================================================================================
United Kingdom    Cable--                 3,000,000   Telewest Finance, 6% due 7/07/2005                         2,130,000      1.5
                  International
                  ------------------------------------------------------------------------------------------------------------------
                  Telecommunications      2,500,000   Energis PLC, 9.75% due 6/15/2009                           1,975,000      1.4
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the United Kingdom       4,105,000      2.9
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in European Securities
                                                      (Cost--$23,890,662)                                       23,876,090     17.1
====================================================================================================================================
LATIN
AMERICA
====================================================================================================================================
Argentina         Cable--                   500,000   Cablevision SA, 13.75% due 5/01/2009                         100,000      0.1
                  International
                  ------------------------------------------------------------------------------------------------------------------
                  Foreign                   725,000   Republic of Argentina, 6% due 3/31/2023 (b)++                316,811      0.2
                  Government
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation            500,000   Autopistas del Sol SA, 10.25% due 8/01/2009 (c)              175,000      0.1
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Argentina                  591,811      0.4
====================================================================================================================================
Brazil            Broadcasting            1,500,000   Globo Comunicacoes e Participacoes, Ltd., 10.50%
                                                      due 12/20/2006 (c)                                         1,050,000      0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Foreign                             Republic of Brazil:
                  Government              1,600,000     9.625% due 7/15/2005                                     1,512,000      1.1
                  Obligations               650,000     14.50% due 10/15/2009                                      694,850      0.5
                                            900,000     3.25% due 4/15/2012 (b)                                    634,500      0.5
                                          2,185,932     11% due 8/17/2040                                        1,683,168      1.2
                                          1,152,000     (Bearer), 3.188% due 4/15/2006 (b)                       1,013,040      0.7
                                          3,078,525     'C', 8% due 4/15/2014 (b)++                              2,370,464      1.7
                                          1,900,000     Par Z, 6% due 4/15/2024 (b)++                            1,282,500      0.9
                                                                                                               -----------     -----
                                                                                                                 9,190,522      6.6
                  ------------------------------------------------------------------------------------------------------------------
                  Utility                 1,000,000   Espirito Santo-Escelsa, 10% due 7/15/2007                    850,000      0.6
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Brazil                  11,090,522      7.9
====================================================================================================================================
Colombia          Foreign                   750,000   Republic of Colombia, 10.50% due 6/13/2006                   810,000      0.6
                  Government
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Colombia                   810,000      0.6
====================================================================================================================================
Ecuador           Foreign                 2,750,000   Republic of Ecuador, 5%* due 8/15/2030 (c)                 1,315,875      1.0
                  Government
                  Obligations
                  ------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Ecuador                  1,315,875      1.0
====================================================================================================================================


                                      8 & 9

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

LATIN AMERICA                              Face                                                                           Percent of
(concluded)     Industries                Amount                Fixed-Income Investments                           Value  Net Assets
====================================================================================================================================
Mexico          Automotive             US$ 500,000  Dine, SA de CV, 8.75% due 10/15/2007                       $   467,500      0.3%
                --------------------------------------------------------------------------------------------------------------------
                Broadcasting               750,000  TV Azteca, SA de CV, Series B, 10.50% due 2/15/2007            729,375      0.5
                --------------------------------------------------------------------------------------------------------------------
                Consumer--               1,700,000  Grupo Elektra, SA de CV, 12% due 4/01/2008                   1,700,000      1.2
                Products
                --------------------------------------------------------------------------------------------------------------------
                Foreign                             United Mexican States:
                Government                 250,000    9.875% due 2/01/2010                                         279,375      0.2
                Obligations              6,128,000    8.125% due 12/30/2019                                      5,968,672      4.3
                                         1,000,000    'W-A', 6.25% due 12/31/2019++                                933,590      0.7
                                         1,820,000    'W-B', 6.25% due 12/31/2019++                              1,699,134      1.2
                                                                                                               -----------    ------
                                                                                                                 8,880,771      6.4
                --------------------------------------------------------------------------------------------------------------------
                Metals--Other              500,000  Grupo Minero Mexico SA, 8.25% due 4/01/2008                    295,000      0.2
                --------------------------------------------------------------------------------------------------------------------
                Transportation           2,000,000  TFM, SA de CV, 11.75%* due 6/15/2009                         1,760,000      1.3
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in Mexico                    13,832,646      9.9
====================================================================================================================================
Panama          Foreign                  1,030,370  Panama, Front-Loaded Interest Rate Reduction Bonds,
                Government                          4.75% due 7/17/2014++                                          912,980      0.7
                Obligations
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in Panama                       912,980      0.7
====================================================================================================================================
Peru            Foreign                  1,270,000  Republic of Peru, Front-Loaded Interest Rate Reduction
                Government                          Bonds, 4% due 3/07/2017 (b)++                                  889,000      0.6
                Obligations
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in Peru                         889,000      0.6
====================================================================================================================================
Venezuela       Foreign                             Republic of Venezuela:
                Government               1,142,840    DCB, 2.875% due 12/18/2007 (b)++                             808,434      0.6
                Obligations                523,800    Front-Loaded Interest Rate Reduction Bonds 'A',
                                                      3.438% due 3/31/2007++                                       386,303      0.3
                                         1,175,000    'W-A', 9.25% due 9/15/2027                                   740,250      0.5
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in Venezuela                  1,934,987      1.4

====================================================================================================================================
                                          Shares
                                           Held                          Rights
====================================================================================================================================
Mexico          Foreign                  4,948,000  United Mexican States (Value Recovery Rights) (d)                4,948      0.0
                Government
                Obligations
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Rights in Mexico                                           4,948      0.0
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Latin American Securities
                                                    (Cost--$31,072,646)                                         31,382,769     22.5

====================================================================================================================================
MIDDLE                                     Face
EAST                                      Amount                  Fixed-Income Investments
====================================================================================================================================
Qatar           Foreign                US$ 700,000  State of Qatar, 9.75% due 6/15/2030                            799,750      0.6
                Government
                Obligations
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in the Middle East
                                                    (Cost--$747,838)                                               799,750      0.6
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
Canada          Paper                 C$ 2,000,000  Doman Industries Limited, 8.75% due 3/15/2004                  360,000      0.3
                --------------------------------------------------------------------------------------------------------------------
                Wireless                 3,000,000  Microcell Telecommunications, 0/11.125%** due 10/15/2007     1,146,401      0.8
                Communications
                --------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in Canada                     1,506,401      1.1
====================================================================================================================================
United States   Airlines             US$ 1,000,000  American Airlines, 7.80% due 10/01/2006                        967,800      0.7
                                         2,100,000  USAir Inc., 10.375% due 3/01/2013                            1,346,092      1.0
                                                                                                               -----------    ------
                                                                                                                 2,313,892      1.7
                --------------------------------------------------------------------------------------------------------------------
                Automotive               2,000,000  Dana Corporation, 9% due 8/15/2011 (c)                       1,859,562      1.3
                                         2,500,000  Federal-Mogul Corporation, 7.375% due 1/15/2006                337,500      0.2
                                                                                                               -----------    ------
                                                                                                                 2,197,062      1.5
                --------------------------------------------------------------------------------------------------------------------
                Broadcasting             5,000,000  Emmis Communications Corporation, 12.50%* due 3/15/2011      3,025,000      2.2
                --------------------------------------------------------------------------------------------------------------------
                Cable--                  5,000,000  NTL Communications Corporation, 7% due 12/15/2008              468,750      0.3
                International            3,000,000  NTL (Delaware) Incorporated, 5.75% due 12/15/2009              322,500      0.2
                                                                                                               -----------    ------
                                                                                                                   791,250      0.5
                --------------------------------------------------------------------------------------------------------------------
                Cable--US                3,000,000  Century Communications Corporation, 9.50% due 3/01/2005      2,947,500      2.1
                --------------------------------------------------------------------------------------------------------------------
                Chemicals                2,500,000  ISP Chemco., 10.25% due 7/01/2011                            2,612,500      1.9
                --------------------------------------------------------------------------------------------------------------------
                Consumer--               2,000,000  American Greetings, 11.75% due 7/15/2008                     2,060,000      1.5
                Products                 2,500,000  Briggs & Stratton Corporation, 8.875% due 3/15/2011          2,612,500      1.9
                                         4,000,000  Corning Consumer Products, 9.625% due 5/01/2008                520,000      0.4
                                                                                                               -----------    ------
                                                                                                                 5,192,500      3.8
                --------------------------------------------------------------------------------------------------------------------
                Energy--Exploration        250,000  Belo (A.H.) Corporation, 8% due 11/01/2008                     255,336      0.2
                Production               2,500,000  United States Steel LLC, 10.75% due 8/01/2008 (c)            2,387,500      1.7
                                                                                                               -----------    ------
                                                                                                                 2,642,836      1.9
                --------------------------------------------------------------------------------------------------------------------
                Energy--Other              650,000  Tesoro Petroleum Corporation, 9.625% due 11/01/2008 (c)        674,375      0.5
                --------------------------------------------------------------------------------------------------------------------
                Food & Drug              2,367,000  Pueblo Xtra International Inc., 9.50% due 8/01/2003            426,060      0.3
                --------------------------------------------------------------------------------------------------------------------
                Food & Tobacco             750,000  Land O' Lakes Inc., 8.75% due 11/15/2011 (c)                   723,750      0.5
                                         1,000,000  Smithfield Foods Inc., 8% due 10/15/2009 (c)                 1,030,000      0.7
                                         2,500,000  Tricon Global Restaurants, Inc., 8.875% due 4/15/2011        2,668,750      1.9
                                                                                                               -----------    ------
                                                                                                                 4,422,500      3.1
                --------------------------------------------------------------------------------------------------------------------


                                     10 & 11

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                              Face                                                                           Percent of
(concluded)     Industries                Amount                 Fixed Income Investments                         Value   Net Assets
====================================================================================================================================
United States   Gaming              US $ 6,027,000   GB Property Funding Corp., 11% due 9/29/2005             $  5,424,300      3.9%
(concluded)                              2,500,000   Harrah's Operating Company Inc., 7.50% due 1/15/2009        2,528,250      1.8
                                           492,529   Jazz Casino Company LLC, 4.659% due 3/31/2008 (b)             344,770      0.2
                                                                                                              ------------    ------
                                                                                                                 8,297,320      5.9
                --------------------------------------------------------------------------------------------------------------------
                Health Care              2,500,000   Kinetic Concepts, Inc., 9.625% due 11/01/2007               2,475,000      1.8
                --------------------------------------------------------------------------------------------------------------------
                Leisure                  3,000,000   HMH Properties, Inc., Series B, 7.875% due 8/01/2008        2,767,500      2.0
                --------------------------------------------------------------------------------------------------------------------
                Media--                  3,000,000   Primedia, Inc., 7.625% due 4/01/2008                        2,595,000      1.9
                Diversified
                --------------------------------------------------------------------------------------------------------------------
                Metals--Other            3,000,000   Kaiser Aluminum & Chemical Corp., 12.75% due 2/01/2003      2,190,000      1.6
                --------------------------------------------------------------------------------------------------------------------
                Packaging                3,000,000   Owens-Illinois Inc., 7.15% due 5/15/2005                    2,820,000      2.0
                --------------------------------------------------------------------------------------------------------------------
                Services                 2,500,000   Protection One Alarm Monitoring, 8.125% due 1/15/2009       1,603,125      1.1
                --------------------------------------------------------------------------------------------------------------------
                Telecommunications       5,000,000   Impsat Fiber Networks, 13.75% due 2/15/2005                   150,000      0.1
                --------------------------------------------------------------------------------------------------------------------
                Utility                  2,500,000   AES Corporation, 8.75% due 6/15/2008                        2,200,000      1.6
                                         1,000,000   Calpine Corporation, 8.50% due 2/15/2011                      895,000      0.6
                                         3,000,000   Mission Energy Holdings, 13.50% due 7/15/2008               3,270,000      2.3
                                                                                                              ------------    ------
                                                                                                                 6,365,000      4.5
                --------------------------------------------------------------------------------------------------------------------
                Wireless                 2,000,000   American Tower Corporation, 9.375% due 2/01/2009            1,610,000      1.2
                Communications           2,000,000   Nextel Communications, Inc., 9.375% due 11/15/2009          1,580,000      1.1
                                         7,275,000   Nextel International Inc., 12.75% due 8/01/2010               509,250      0.4
                                                                                                              ------------    ------
                                                                                                                 3,699,250      2.7
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in the United States        60,207,670     43.1

====================================================================================================================================
                                          Shares
                                            Held                   Common Stocks & Warrants
====================================================================================================================================
United States   Food & Tobacco             100,500  +Overhill Corporation                                           75,375      0.0
                --------------------------------------------------------------------------------------------------------------------
                Gaming                     294,521  +GB Holdings Inc.                                              862,947      0.6
                                            10,255  +JCC Holding Company (Class A)                                  15,382      0.0
                                                                                                              ------------    ------
                                                                                                                   878,329      0.6
                --------------------------------------------------------------------------------------------------------------------
                Leisure                     78,128  +On Command Corporation                                        235,165      0.2
                                            43,675   On Command Corporation (Warrants) (a)                           4,367      0.0
                                                                                                              ------------    ------
                                                                                                                   239,532      0.2
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks & Warrants in the United States         1,193,236      0.8
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in North American Securities
                                                     (Cost--$83,976,012)                                        62,907,307     45.0

====================================================================================================================================
PACIFIC                                   Face
BASIN/ASIA                               Amount                 Fixed-Income Investments
====================================================================================================================================
China           Utility             US $ 2,000,000   Cathay International Ltd., 13.50% due 4/15/2008 (c)         1,560,000      1.1
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in China                     1,560,000      1.1
====================================================================================================================================
Indonesia       Paper                    1,000,000  +Indah Kiat International Finance, 12.50% due 6/15/2006        270,000      0.2
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Indonesia                   270,000      0.2
====================================================================================================================================
Philippines     Foreign                    850,000   Republic of the Philippines, 9.875% due 1/15/2019             808,562      0.6
                Government
                Obligations
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in the Philippines             808,562      0.6
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Pacific Basin/Asian Securities
                                                     (Cost--$3,810,974)                                          2,638,562      1.9

====================================================================================================================================
SHORT-TERM
SECURITIES                                                                 Issue
====================================================================================================================================
                Commercial               2,550,000   General Motors Acceptance Corp., 1.98% due 1/02/2002        2,550,000      1.8
                Paper***
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Commercial Paper                       2,550,000      1.8
                --------------------------------------------------------------------------------------------------------------------
                Foreign Government   MXP10,494,840   Mexican Cetes, 14.701% due 3/20/2002                        1,119,602      0.8
                Obligations***
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Foreign Government Obligations         1,119,602      0.8
                --------------------------------------------------------------------------------------------------------------------
                US Government       US $ 8,000,000   Fannie Mae, 1.78% due 1/11/2002                             7,996,440      5.7
                Agency
                Obligations***
                --------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in US Government Agency Obligations       7,996,440      5.7
====================================================================================================================================
                                                     Total Investments in Short-Term Securities
                                                     (Cost--$11,646,432)                                        11,666,042      8.3
====================================================================================================================================
                Total Investments (Cost--$155,616,914)                                                         133,777,670     95.8

                Other Assets Less Liabilities                                                                    5,895,568      4.2
                                                                                                              ------------    ------
                Net Assets                                                                                    $139,673,238    100.0%
                                                                                                              ============    ======
====================================================================================================================================

  +   Non-income producing security.
 ++ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
  * Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
 ** Represents a step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
*** Commercial Paper and certain Foreign and US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)   Floating rate note.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   The rights may be exercised until 12/31/2019.

      See Notes to Financial Statements.


                                    12 & 13

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

                      As of December 31, 2001
================================================================================================================================
Assets:               Investments, at value (identified cost--$155,616,914) ................                       $ 133,777,670
                      Cash .................................................................                           1,755,658
                      Foreign cash .........................................................                           1,809,764
                      Receivables:
                        Interest ...........................................................   $   4,259,922
                        Securities sold ....................................................       1,222,494
                        Capital shares sold ................................................          62,707
                        Principle paydowns .................................................          16,590
                        Forward foreign exchange contracts .................................          11,211
                        Dividends ..........................................................           7,500           5,580,424
                                                                                               -------------
                      Prepaid registration fees and other assets ...........................                             351,943
                                                                                                                   -------------
                      Total assets .........................................................                         143,275,459
                                                                                                                   -------------
================================================================================================================================
Liabilities:          Payables:
                        Securities purchased ...............................................       1,933,847
                        Dividends to shareholders ..........................................         750,848
                        Capital shares redeemed ............................................         652,987
                        Investment adviser .................................................          69,795
                        Distributor ........................................................          62,266           3,469,743
                                                                                               -------------
                      Accrued expenses and other liabilities ...............................                             132,478
                                                                                                                   -------------
                      Total liabilities ....................................................                           3,602,221
                                                                                                                   -------------
================================================================================================================================
Net Assets:           Net assets ...........................................................                       $ 139,673,238
                                                                                                                   =============
================================================================================================================================
Net Assets            Class A Shares of Common Stock, $.10 par value, 1,000,000,000
Consist of:           shares authorized ....................................................                       $     582,453
                      Class B Shares of Common Stock, $.10 par value, 1,000,000,000
                      shares authorized ....................................................                           1,711,686
                      Class C Shares of Common Stock, $.10 par value, 1,000,000,000
                      shares authorized ....................................................                              37,531
                      Class D Shares of Common Stock, $.10 par value, 1,000,000,000
                      shares authorized ....................................................                             226,984
                      Paid-in capital in excess of par .....................................                         385,657,109
                      Undistributed investment income--net .................................   $   2,070,340
                      Accumulated realized capital losses on investments and foreign
                      currency transactions--net ...........................................    (228,680,739)
                      Unrealized depreciation on investments and foreign currency ..........
                      transactions--net ....................................................     (21,932,126)
                                                                                               -------------
                      Total accumulated losses--net ........................................                        (248,542,525)
                                                                                                                   -------------
                      Net assets ...........................................................                       $ 139,673,238
                                                                                                                   =============
================================================================================================================================
Net Asset             Class A--Based on net assets of $31,809,824 and 5,824,532
Value:                shares outstanding ...................................................                       $        5.46
                                                                                                                   =============
                      Class B--Based on net assets of $93,422,503 and 17,116,860
                      shares outstanding ...................................................                       $        5.46
                                                                                                                   =============
                      Class C--Based on net assets of $2,047,170 and 375,311
                      shares outstanding ...................................................                       $        5.45
                                                                                                                   =============
                      Class D--Based on net assets of $12,393,741 and 2,269,840
                      shares outstanding ...................................................                       $        5.46
                                                                                                                   =============
================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2001
================================================================================================================================
Investment            Interest .............................................................                       $  18,638,445
Income:               Dividends ............................................................                             145,570
                                                                                                                   -------------
                      Total income .........................................................                          18,784,015
                                                                                                                   -------------
================================================================================================================================
Expenses:             Investment advisory fees .............................................   $     946,085
                      Account maintenance and distribution fees--Class B ...................         828,748
                      Transfer agent fees--Class B .........................................         242,270
                      Professional fees ....................................................         232,287
                      Accounting services ..................................................         119,213
                      Printing and shareholder reports .....................................          70,901
                      Transfer agent fees--Class A .........................................          65,934
                      Registration fees ....................................................          51,230
                      Custodian fees .......................................................          29,820
                      Account maintenance fees--Class D ....................................          25,292
                      Transfer agent fees--Class D .........................................          19,746
                      Account maintenance and distribution fees--Class C ...................          17,649
                      Directors' fees and expenses .........................................          15,006
                      Pricing fees .........................................................           6,819
                      Transfer agent fees--Class C .........................................           4,720
                      Other ................................................................          16,253
                                                                                               -------------
                      Total expenses .......................................................                           2,691,973
                                                                                                                   -------------
                      Investment income--net ...............................................                          16,092,042
                                                                                                                   -------------
================================================================================================================================
Realized &            Realized gain (loss) from:
Unrealized Gain          Investments--net ..................................................     (19,920,564)
(Loss) on                Foreign currency transactions--net ................................         182,644         (19,737,920)
Investments &                                                                                  -------------
Foreign Currency      Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net ...................................................      11,872,134
                        Foreign currency transactions--net .................................        (147,614)         11,724,520
                                                                                               -------------       -------------
                      Net Increase in Net Assets Resulting from Operations .................                       $   8,078,642
                                                                                                                   =============
================================================================================================================================

See Notes to Financial Statements.


                                     14 & 15

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                    ------------------------------
                   Increase (Decrease) in Net Assets:                                                    2001             2000
==================================================================================================================================
Operations:        Investment income--net ...................................................       $  16,092,042    $  19,301,247
                   Realized loss on investments and foreign currency
                   transactions--net ........................................................         (19,737,920)     (14,228,456)
                   Change in unrealized appreciation/depreciation on
                   investments and foreign currency transactions--net .......................          11,724,520       (3,540,493)
                                                                                                    -------------    -------------
                   Net increase in net assets resulting from operations .....................           8,078,642        1,532,298
                                                                                                    -------------    -------------
==================================================================================================================================
Dividends to       Investment income--net:
Shareholders:        Class A ................................................................          (3,701,165)      (4,468,483)
                     Class B ................................................................         (10,867,356)     (14,029,807)
                     Class C ................................................................            (215,969)        (208,268)
                     Class D ................................................................          (1,051,827)        (594,689)
                                                                                                    -------------    -------------
                   Net decrease in net assets resulting from dividends to
                   shareholders .............................................................         (15,836,317)     (19,301,247)
                                                                                                    -------------    -------------
==================================================================================================================================
Capital Share      Net decrease in net assets derived from capital share
Transactions:      transactions .............................................................         (21,418,771)     (65,630,447)
==================================================================================================================================
Net Assets:        Total decrease in net assets .............................................         (29,176,446)     (83,399,396)
                   Beginning of year ........................................................         168,849,684      252,249,080
                                                                                                    -------------    -------------
                   End of year* .............................................................       $ 139,673,238    $ 168,849,684
                                                                                                    =============    =============
==================================================================================================================================
                  *Undistributed investment income--net .....................................       $   2,070,340    $          --
                                                                                                    =============    =============
==================================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                                                                              -----------------------------------------------------
                The following per share data and ratios have been derived                       For the Year Ended
                from information provided in the financial statements.                             December 31,
                                                                              -----------------------------------------------------
                Increase (Decrease) in Net Asset Value:                         2001       2000       1999       1998       1997
===================================================================================================================================
Per Share       Net asset value, beginning of year .....................      $   5.76   $   6.29   $   6.14   $   8.83   $    8.94
Operating                                                                     --------   --------   --------   --------   ---------
Performance:    Investment income--net .................................           .62        .60        .54        .71         .64
                Realized and unrealized gain (loss) on investments and
                foreign currency transactions--net .....................          (.31)      (.53)       .15      (2.69)       (.11)
                                                                              --------   --------   --------   --------   ---------
                Total from investment operations .......................           .31        .07        .69      (1.98)        .53
                                                                              --------   --------   --------   --------   ---------
                Less dividends:
                  Investment income--net ...............................          (.61)      (.60)      (.27)      (.68)       (.61)
                  Return of capital--net ...............................            --         --       (.27)      (.03)       (.03)
                                                                              --------   --------   --------   --------   ---------
                Total dividends ........................................          (.61)      (.60)      (.54)      (.71)       (.64)
                                                                              --------   --------   --------   --------   ---------
                Net asset value, end of year ...........................      $   5.46   $   5.76   $   6.29   $   6.14   $    8.83
                                                                              ========   ========   ========   ========   =========
===================================================================================================================================
Total           Based on net asset value per share .....................         5.43%      1.02%     11.95%    (23.43%)      6.15%
Investment                                                                    ========   ========   ========   ========   =========
Return:*
===================================================================================================================================
Ratios to       Expenses                                                         1.13%       .93%       .93%       .81%        .76%
Average                                                                       ========   ========   ========   ========   =========
Net Assets:     Investment income--net .................................        10.78%      9.77%      8.90%      9.36%       7.21%
                                                                              ========   ========   ========   ========   =========
===================================================================================================================================
Supplemental    Net assets, end of year (in thousands) .................      $ 31,810   $ 36,629   $ 53,515   $ 78,528   $ 161,347
Data:                                                                         ========   ========   ========   ========   =========
                Portfolio turnover .....................................        75.02%     74.56%     37.04%    148.67%     217.60%
                                                                              ========   ========   ========   ========   =========
===================================================================================================================================

                                                                                                    Class B
                                                                              -----------------------------------------------------
                The following per share data and ratios have been derived                      For the Year Ended
                from information provided in the financial statements.                             December 31,
                                                                              -----------------------------------------------------
                Increase (Decrease) in Net Asset Value:                         2001        2000      1999       1998        1997
===================================================================================================================================
Per Share       Net asset value, beginning of year .....................      $   5.75   $    6.29  $    6.13  $    8.83  $    8.94
Operating                                                                     --------   ---------  ---------  ---------  ---------
Performance:    Investment income--net .................................           .57         .55        .49        .65        .57
                Realized and unrealized gain (loss) on investments and
                foreign currency transactions--net .....................          (.30)       (.54)       .16      (2.70)      (.11)
                                                                              --------   ---------  ---------  ---------  ---------
                Total from investment operations .......................           .27         .01        .65      (2.05)       .46
                                                                              --------   ---------  ---------  ---------  ---------
                Less dividends:
                  Investment income--net ...............................          (.56)       (.55)      (.25)      (.62)      (.54)
                  Return of capital--net ...............................            --          --       (.24)      (.03)      (.03)
                                                                              --------   ---------  ---------  ---------  ---------
                Total dividends ........................................          (.56)       (.55)      (.49)      (.65)      (.57)
                                                                              --------   ---------  ---------  ---------  ---------
                Net asset value, end of year ...........................      $   5.46   $    5.75  $    6.29  $    6.13  $    8.83
                                                                              ========   =========  =========  =========  =========
===================================================================================================================================
Total           Based on net asset value per share .....................         4.79%        .07%     11.27%    (24.15%)     5.34%
Investment                                                                    ========   =========  =========  =========  =========
Return:*
===================================================================================================================================
Ratios to       Expenses ...............................................         1.91%       1.71%      1.71%      1.59%      1.53%
Average                                                                       ========   =========  =========  =========  =========
Net Assets:     Investment income--net .................................        10.00%       8.98%      8.12%      8.56%      6.43%
                                                                              ========   =========  =========  =========  =========
===================================================================================================================================
Supplemental    Net assets, end of year (in thousands) .................      $ 93,422   $ 122,767  $ 189,572  $ 283,018  $ 641,242
Data:                                                                         ========   =========  =========  =========  =========
                Portfolio turnover .....................................        75.02%      74.56%     37.04%    148.67%    217.60%
                                                                              ========   =========  =========  =========  =========
===================================================================================================================================

*     Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


                                     16 & 17

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class C
                                                                           ------------------------------------------------------
                The following per share data and ratios have been derived                     For the Year Ended
                from information provided in the financial statements.                           December 31,
                                                                           ------------------------------------------------------
                Increase (Decrease) in Net Asset Value:                      2001       2000       1999        1998        1997
=================================================================================================================================
Per Share       Net asset value, beginning of year .....................   $  5.75    $  6.28    $   6.13    $   8.82    $   8.93
Operating                                                                  -------    -------    --------    --------    --------
Performance:    Investment income--net .................................       .57        .55         .49         .65         .56
                Realized and unrealized gain (loss) on investments and
                foreign currency transactions--net .....................      (.31)      (.53)        .15       (2.69)       (.11)
                                                                           -------    -------    --------    --------    --------
                Total from investment operations .......................       .26        .02         .64       (2.04)        .45
                                                                           -------    -------    --------    --------    --------
                Less dividends:
                  Investment income--net ...............................      (.56)      (.55)       (.25)       (.62)       (.53)
                  Return of capital--net ...............................        --         --        (.24)       (.03)       (.03)
                                                                           -------    -------    --------    --------    --------
                Total dividends ........................................      (.56)      (.55)       (.49)       (.65)       (.56)
                                                                           -------    -------    --------    --------    --------
                Net asset value, end of year ...........................   $  5.45    $  5.75    $   6.28    $   6.13    $   8.82
                                                                           =======    =======    ========    ========    ========
=================================================================================================================================
Total           Based on net asset value per share .....................     4.55%       .18%      11.04%     (24.11%)      5.28%
Investment                                                                 =======    =======    ========    ========    ========
Return:*
=================================================================================================================================
Ratios to       Expenses ...............................................     1.96%      1.76%       1.76%       1.64%       1.58%
Average                                                                    =======    =======    ========    ========    ========
Net Assets:     Investment income--net .................................     9.95%      8.95%       8.07%       8.53%       6.41%
                                                                           =======    =======    ========    ========    ========
=================================================================================================================================
Supplemental    Net assets, end of year (in thousands) .................   $ 2,047    $ 2,163    $  2,771    $  4,370    $ 11,738
Data:                                                                      =======    =======    ========    ========    ========
                Portfolio turnover .....................................    75.02%     74.56%      37.04%     148.67%     217.60%
                                                                           =======    =======    ========    ========    ========
=================================================================================================================================

                                                                                                   Class D
                                                                           -------------------------------------------------------
                The following per share data and ratios have been derived                    For the Year Ended
                from information provided in the financial statements.                           December 31,
                                                                           -------------------------------------------------------
                Increase (Decrease) in Net Asset Value:                       2001      2000       1999        1998        1997
==================================================================================================================================
Per Share       Net asset value, beginning of year .....................   $   5.76   $  6.29    $   6.13    $   8.83    $    8.94
Operating                                                                  --------   -------    --------    --------    ---------
Performance:    Investment income--net .................................        .60       .58         .53         .69          .61
                Realized and unrealized gain (loss) on investments and
                foreign currency transactions--net .....................       (.31)     (.53)        .16       (2.70)        (.11)
                                                                           --------   -------    --------    --------    ---------
                Total from investment operations .......................        .29       .05         .69       (2.01)         .50
                                                                           --------   -------    --------    --------    ---------
                Less dividends:
                  Investment income--net ...............................       (.59)     (.58)       (.27)       (.66)        (.58)
                  Return of capital ....................................         --        --        (.26)       (.03)        (.03)
                                                                           --------   -------    --------    --------    ---------
                Total dividends ........................................       (.59)     (.58)       (.53)       (.69)        (.61)
                                                                           --------   -------    --------    --------    ---------
                Net asset value, end of year ...........................   $   5.46   $  5.76    $   6.29    $   6.13    $    8.83
                                                                           ========   =======    ========    ========    =========
==================================================================================================================================
Total           Based on net asset value per share .....................      5.16%      .77%      11.86%     (23.75%)       5.88%
Investment                                                                 ========   =======    ========    ========    =========
Return:*
==================================================================================================================================
Ratios to       Expenses ...............................................      1.40%     1.18%       1.18%       1.06%        1.01%
Average                                                                    ========   =======    ========    ========    =========
Net Assets:     Investment income--net .................................     10.56%     9.60%       8.66%       9.12%        6.97%
                                                                           ========   =======    ========    ========    =========
==================================================================================================================================
Supplemental    Net assets, end of year (in thousands) .................   $ 12,394   $ 7,291    $  6,391    $  8,148    $  15,072
Data:                                                                      ========   =======    ========    ========    =========
                Portfolio turnover .....................................     75.02%    74.56%      37.04%     148.67%      217.60%
                                                                           ========   =======    ========    ========    =========
==================================================================================================================================

*     Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch World Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed


                                     18 & 19

                        Merrill Lynch World Income Fund, Inc., December 31, 2001 more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $940,369 increase in cost of securities (which in return results in a corresponding $940,369 increase in net unrealized depreciation and a corresponding $940,369 increase in undistributed net investment income), based on securities held by the Fund as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $255,725, increase net unrealized depreciation by $981,566 and increase net realized capital losses by $214,528. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income, excluding transaction gains/losses, are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received.

(j) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $874,246 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B .................................            .25%               .50%
Class C .................................            .25%               .55%
Class D .................................            .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee


                                    20 & 21

                        Merrill Lynch World Income Fund, Inc., December 31, 2001 compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended December 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                              FAMD        MLPF&S
--------------------------------------------------------------------------------
Class A ................................................      $633        $7,707
Class D ................................................      $193        $2,028
--------------------------------------------------------------------------------

For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $36,887 and $174 relating to transactions in Class B and Class C Shares, respectively.

During the year ended December 31, 2001, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $244 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, FAM provided accounting services to the Fund at its cost and the Fund reimbursed FAM for these services. FAM continues to provide certain accounting services to the Fund. The Fund reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed FAM an aggregate of $18,330 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $110,904,209 and $147,122,668, respectively.

Net realized gains (losses) for the year ended December 31, 2001 and unrealized losses as of December 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                              Gains (Losses)          Losses
--------------------------------------------------------------------------------
Investments:
  Long-term ............................       $(19,920,564)       $(21,839,244)
                                               ------------        ------------
Total investments ......................        (19,920,564)        (21,839,244)
                                               ------------        ------------
Currency transactions:
  Foreign currency transactions ........                323             (92,882)
  Forward foreign
  exchange contracts ...................            182,321                  --
                                               ------------        ------------
Total currency transactions ............            182,644             (92,882)
                                               ------------        ------------
Total ..................................       $(19,737,920)       $(21,932,126)
                                               ============        ============
--------------------------------------------------------------------------------

As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $21,919,221, of which $7,331,234 related to appreciated securities and $29,250,455 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $155,696,891.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $21,418,771 and $65,630,447 for the years ended December 31, 2001 and December 31, 2000, respectively.

Transactions in shares of capital for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2001                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            469,085        $  2,665,591
Shares issued to shareholders
in reinvestment of dividends ...........            185,215           1,053,221
                                               ------------        ------------
Total issued ...........................            654,300           3,718,812
Shares redeemed ........................         (1,192,112)         (6,789,228)
                                               ------------        ------------
Net decrease ...........................           (537,812)       $ (3,070,416)
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            186,457        $  1,152,638
Shares issued to shareholders
in reinvestment of dividends ...........            209,177           1,269,355
                                               ------------        ------------
Total issued ...........................            395,634           2,421,993
Shares redeemed ........................         (2,537,217)        (15,457,280)
                                               ------------        ------------
Net decrease ...........................         (2,141,583)       $(13,035,287)
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            520,933        $  2,973,609
Shares issued to shareholders
in reinvestment of dividends ...........            726,392           4,132,804
                                               ------------        ------------
Total issued ...........................          1,247,325           7,106,413
Automatic conversion of shares .........         (1,229,154)         (7,055,959)
Shares redeemed ........................         (4,238,994)        (24,171,396)
                                               ------------        ------------
Net decrease ...........................         (4,220,823)       $(24,120,942)
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended December 31, 2000                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................            488,940        $  2,977,822
Shares issued to shareholders
in reinvestment of dividends ...........            871,764           5,286,545
                                               ------------        ------------
Total issued ...........................          1,360,704           8,264,367
Automatic conversion of shares .........           (640,151)         (3,905,356)
Shares redeemed ........................         (9,525,876)        (58,085,892)
                                               ------------        ------------
Net decrease ...........................         (8,805,323)       $(53,726,881)
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended December 31, 2001                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................             95,175        $    551,372
Shares issued to shareholders
in reinvestment of dividends ...........             18,808             106,672
                                               ------------        ------------
Total issued ...........................            113,983             658,044
Shares redeemed ........................           (114,928)           (650,654)
                                               ------------        ------------
Net increase (decrease) ................               (945)       $      7,390
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended December 31, 2000                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ............................            109,841        $    661,625
Shares issued to shareholders
in reinvestment of dividends ...........             15,618              94,620
                                               ------------        ------------
Total issued ...........................            125,459             756,245
Shares redeemed ........................           (190,015)         (1,165,773)
                                               ------------        ------------
Net decrease ...........................            (64,556)       $   (409,528)
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2001                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................             66,406        $    374,005
Automatic conversion of shares .........          1,228,782           7,055,959
Shares issued to shareholders
in reinvestment of dividends ...........             80,918             457,425
                                               ------------        ------------
Total issued ...........................          1,376,106           7,887,389
Shares redeemed ........................           (373,122)         (2,122,192)
                                               ------------        ------------
Net increase ...........................          1,002,984        $  5,765,197
                                               ============        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                           Shares              Amount
-------------------------------------------------------------------------------

Shares sold ............................             64,188        $    391,991
Automatic conversion of shares .........            640,143           3,905,356
Shares issued to shareholders
in reinvestment of dividends ...........             41,171             248,328
                                               ------------        ------------
Total issued ...........................            745,502           4,545,675
Shares redeemed ........................           (494,338)         (3,004,426)
                                               ------------        ------------
Net increase ...........................            251,164        $  1,541,249
                                               ============        ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum


                                    22 & 23

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

--------------------------------------------------------------------------------
                                                        12/31/2001    12/31/2000
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..................................   $15,836,317   $19,301,247
                                                       -----------   -----------
Total taxable distributions ........................   $15,836,317   $19,301,247
                                                       ===========   ===========
--------------------------------------------------------------------------------

As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ....................         $   2,382,726
Undistributed long-term capital gains--net ............                    --
                                                                -------------
Total undistributed earnings--net .....................             2,382,726
                                                                -------------
Capital loss carryforward .............................          (215,191,522)*
Unrealized losses--net ................................           (35,733,729)**
                                                                -------------
Total accumulated losses--net .........................         $(248,542,525)
                                                                =============
-----------------------------------------------------------------------------

 * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $215,191,522, of which $12,481,992 expires in 2002, $25,742,984 expires in 2003, $61,021,177 expires in 2006, $89,930,529 expires in 2007, $18,440,587 expires in 2008 and $7,574,253 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed-income securities, the additional premium accrual on securities in default, the cumulative interest adjustment on defaulted securities, as of December 31, 2001, the cumulative PIK/Step bond adjustment for tax purposes and the deferral of post-October capital losses for tax purposes.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch World Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch World Income Fund, Inc. as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch World Income Fund, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 15, 2002


                                    24 & 25

                        Merrill Lynch World Income Fund, Inc., December 31, 2001

OFFICERS AND DIRECTORS

                                                                                                               Number of     Other
                                                                                                            Portfolios in  Director-
                                                       Position(s)  Length                                   Fund Complex    ships
                                                          Held      of Time  Principal Occupation(s)         Overseen by    Held by
Name                             Address & Age          with Fund   Served   During Past 5 Years               Director    Director
====================================================================================================================================
            Interested Director
====================================================================================================================================
Terry K. Glenn*           800 Scudders Mill Road        President  1999 to   Chairman, Americas Region since      196        None
                          Plainsboro, NJ 08536          and        present   2001, and Executive Vice
                          Age: 61                       Director             President since 1983 of Fund
                                                                             Asset Management ("FAM") and
                                                                             Merrill Lynch Investment
                                                                             Managers, L.P. ("MLIM");
                                                                             President of Merrill Lynch
                                                                             Mutual Funds since 1999;
                                                                             President of FAM Distributors,
                                                                             Inc. ("FAMD") since 1986 and
                                                                             Director thereof since 1991;
                                                                             Executive Vice President and
                                                                             Director of Princeton Services,
                                                                             Inc. ("Princeton Services")
                                                                             since 1993; President of
                                                                             Princeton Administrator, L.P.
                                                                             since 1988; Director of
                                                                             Financial Data Services, Inc.,
                                                                             since 1985.
                      ==============================================================================================================
                      *   Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the
                          Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive
                          Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and
                          President of Princeton Administrators, L.P. The Director's term is unlimited.

====================================================================================================================================
                                                                                                              Number of     Other
                                                                                                           Portfolios in  Director-
                                                       Position(s)  Length                                  Fund Complex    ships
                                                          Held      of Time  Principal Occupation(s)        Overseen by    Held by
Name                             Address & Age          with Fund   Served*  During Past 5 Years              Director     Director
====================================================================================================================================
           Independent Directors
====================================================================================================================================
James H. Bodurtha         36 Popponesset Road          Director     1995 to  Director and Executive Vice          41     Berkshire
                          Cotuit, MA 02635                          present  President, The China Business               Corporation
                          Age: 57                                            Group, Inc. since 1996.
====================================================================================================================================
Herbert I. London         2 Washington Square Village  Director     1987 to  John M. Olin Professor of            41     Rose
                          New York, NY 10012                        present  Humanities, New York University             Hulman
                          Age: 62                                            since 1993.                                 University;
                                                                                                                         Hudson
                                                                                                                         Institute;
                                                                                                                         National
                                                                                                                         Association
                                                                                                                         of Scholars
====================================================================================================================================
Andre F. Perold           Morgan Hall, Soldiers Field  Director     1985 to  George Gund Professor of Finance     41     Common-
                          Boston, MA 02163                          present  and Banking, Harvard Business               Fund;
                          Age: 49                                            School, since 2000; Finance Area            Genbel
                                                                             Chair since 1996.                           Securities
                                                                                                                         Limited;
                                                                                                                         Gensec
                                                                                                                         Bank;
                                                                                                                         Gensec
                                                                                                                         Asset Mana-
                                                                                                                         gement;
                                                                                                                         Bulldogre-
                                                                                                                         search.com;
                                                                                                                         Stock-
                                                                                                                         back.com
====================================================================================================================================
Roberta Cooper Ramo       P.O. Box 2168                Director     1999 to  Shareholder, Modrall, Sperling,      41     Coopers,
                          500 Fourth Street, N.W.                   present  Roehl, Harris & Sisk, P.A. since            Inc.; ECMC
                          Albuquerque, NM 87103                              1993.                                       Group
                          Age: 59
                       =============================================================================================================
                       *  The Director's term is unlimited.

====================================================================================================================================
                                                     Position(s)  Length
                                                        Held      of Time
Name                            Address & Age         with Fund   Served*      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
           Fund Officers
====================================================================================================================================
Donald C. Burke           P.O. Box 9011               Vice        Vice         First Vice President of FAM and MLIM since 1997 and
                          Princeton, NJ 08543-9011    President   President    the Treasurer thereof since 1999; Senior Vice
                          Age: 41                     and         since 1993   President and Treasurer of Princeton Services since
                                                      Treasurer   and          1999; Vice President of FAMD since 1999; Vice
                                                                  Treasurer    President of FAM and MLIM from 1990 to 1997; Director
                                                                  since 1999   of Taxation of MLIM since 1990.
====================================================================================================================================
Vincent T. Lathbury, III  P.O. Box 9011               Senior Vice 1998 to      First Vice President of MLIM since 1997; Vice
                          Princeton, NJ 08543-9011    President   present      President of MLIM from 1982 to 1997; Portfolio
                          Age: 60                     and Co-                  Manager of the Investment Adviser and MLIM since
                                                      Portfolio                1982.
                                                      Manager
====================================================================================================================================
Romualdo Roldan           P.O. Box 9011               Vice        1999 to      Vice President of MLIM since 1998; Portfolio Manager
                          Princeton, NJ 08543-9011    President   present      of MLIM since 1999; Senior Vice President, Santander
                          Age: 53                     and Co-                  Investments from 1995 to 1998.
                                                      Portfolio
                                                      Manager
====================================================================================================================================
Robert Harris             P.O. Box 9011               Secretary   1998 to      First Vice President of MLIM since 1997; Vice
                          Princeton, NJ 08543-9011                present      President of MLIM from 1984 to1997; Secretary of FAMD
                          Age: 50                                              since 1982.
====================================================================================================================================

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Further information about the Fund's Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Joseph L. May, Director of Merrill Lynch World Income Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. May well in his retirement.

[LOGO] Merrill Lynch    Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch World Income Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper              #10788-12/01